Interest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Mar. 22, 2014
Debt Instrument [Line Items]
Amortization of deferred finance costs	$ 7.4	$ 6.9	$ 4.9
Interest rate swap agreements	0	(5.0)	(9.9)
Capitalized interest	(8.8)	(10.9)	(14.0)
Total interest expense incurred	273.0	300.6	268.1
Commercial paper [Member]
Debt Instrument [Line Items]
Interest expense	3.2	6.0	1.6
Bank credit agreement, unsecured [Member]
Debt Instrument [Line Items]
Interest expense	1.9	1.7	1.6
Term Credit Agreement [Member]
Debt Instrument [Line Items]
Interest expense	7.3	8.7	0
Mortgage notes payable [Member]
Debt Instrument [Line Items]
Interest expense	2.7	1.8	0.6
Other notes payable, unsecured [Member]
Debt Instrument [Line Items]
Interest expense	1.8	1.7	2.1
Obligations under capital leases [Member]
Debt Instrument [Line Items]
Interest expense	38.0	39.7	43.7
6.50% Senior Notes due 2011 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	0	0	5.3
Fixed interest rate of debt	6.50%
5.80% Senior Notes due 2012 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	0	29.1	46.4
Fixed interest rate of debt	5.80%
Floating Rate Senior Notes Due 2013 Unsecured [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	4.3	2.7	0
3.00% Second Series Notes due 2014 [Member] | Second Series Notes [Member]
Debt Instrument [Line Items]
Interest expense	7.4	9.0	6.8
Fixed interest rate of debt	3.00%
6.25% Senior Notes due 2014 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	29.9	31.3	31.3
Fixed interest rate of debt	6.25%
5.625% Senior Notes due 2014 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	14.1	14.1	14.1
Fixed interest rate of debt	5.625%			5.625%
3.40% Senior Notes due 2016 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	13.6	13.6	1.0
Fixed interest rate of debt	3.40%			3.40%
6.35% Senior Notes due 2017 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	31.8	31.8	31.8
Fixed interest rate of debt	6.35%			6.35%
5.00% Senior Notes due 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	25.0	25.0	25.0
Fixed interest rate of debt	5.00%			5.00%
3.95% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	19.7	19.7	19.7
Fixed interest rate of debt	3.95%			3.95%
4.75% Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	19.0	19.0	1.4
Fixed interest rate of debt	4.75%			4.75%
7.45% Senior Debentures due 2027 [Member] | Senior Debentures [Member]
Debt Instrument [Line Items]
Interest expense	11.2	11.2	11.2
Fixed interest rate of debt	7.45%			7.45%
7.25% Senior Debentures due 2031 [Member] | Senior Debentures [Member]
Debt Instrument [Line Items]
Interest expense	$ 43.5	$ 43.5	$ 43.5
Fixed interest rate of debt	7.25%			7.25%